INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks, interest rate (Details) - Short-term Loans	Jun. 30, 2025
INR
Short-term loans from banks
Short-term loans, interest rate	8.95%
Minimum | VND
Short-term loans from banks
Short-term loans, interest rate	8.30%
Minimum | USD
Short-term loans from banks
Short-term loans, interest rate	6.30%
Minimum | EUR
Short-term loans from banks
Short-term loans, interest rate	4.88%
Maximum | VND
Short-term loans from banks
Short-term loans, interest rate	15.00%
Maximum | USD
Short-term loans from banks
Short-term loans, interest rate	9.50%
Maximum | EUR
Short-term loans from banks
Short-term loans, interest rate	5.63%